35. COLLATERALS COMMITTED WITH THIRD PARTIES (Details) - Viña Concha y Toro - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Instituto de Desarrollo Agropecuario
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	$ 0	$ 1,193
Direct collateral due in 1 year	0
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Instituto de Desarrollo Agropecuario
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	2,006	2,006
Direct collateral due in 1 year	2,006
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Instituto de Desarrollo Agropecuario
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	2,045	0
Direct collateral due in 1 year	0
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Ministerio de Obras Públicas
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	0	1,225
Direct collateral due in 1 year	0
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Ministerio de Obras Públicas
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	1,236	0
Direct collateral due in 1 year	1,236
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Ministerio de Obras Públicas
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	1,236	0
Direct collateral due in 1 year	1,236
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Comisión Nacional de Investigación Científica y Tecnológica
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	0	20,850
Direct collateral due in 1 year	0
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Comite Innova Chile
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	11,132	11,132
Direct collateral due in 1 year	11,132
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Comite Innova Chile
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	0	371,080
Direct collateral due in 1 year	0
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Comite Innova Chile
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	12,000	12,000
Direct collateral due in 1 year	12,000
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Comite Innova Chile
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	280,000	280,000
Direct collateral due in 1 year	0
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	280,000
Rockstar
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	173,693	0
Direct collateral due in 1 year	173,693
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Comite Innova Chile
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	280,609	$ 0
Direct collateral due in 1 year	0
Direct collateral due in 2 years	280,609
Direct collateral due in over 3 years	$ 0